Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 190,532	$ 218,122	$ 152,026
Financial Assets at fair value through profit or loss	44,468	15,408	18,733
Subtotal Financial Assets	235,000	233,530	170,759
Non-financial Assets	35,029	29,892	17,250
Total	270,029	263,422	188,009
Financial Liabilities at amortized cost	875,818	740,433	423,436
Subtotal financial liabilities	875,818	740,433	423,436
Non-financial liabilities	5,874	1,180	511
Total	881,692	741,613	423,947
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	15,391	19,078	14,860
Subtotal Financial Assets	15,391	19,078	14,860
Non-financial Assets	35,029	29,892	17,250
Total	50,420	48,970	32,110
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	136,057	139,982	98,930
Subtotal Financial Assets	136,057	139,982	98,930
Total	136,057	139,982	98,930
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	19,052
Financial Assets at fair value through profit or loss	9,882	8,370	10,941
Subtotal Financial Assets	28,934	8,370	10,941
Total	28,934	8,370	10,941
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	20,032	59,062	38,236
Financial Assets at fair value through profit or loss	34,586	7,038	7,792
Subtotal Financial Assets	54,618	66,100	46,028
Total	54,618	66,100	46,028
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	46,270	61,780
Subtotal financial liabilities	46,270	61,780
Total	46,270	61,780
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	678,306	526,760	335,078
Subtotal financial liabilities	678,306	526,760	335,078
Total	678,306	526,760	335,078
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	12,023	2,013	1,271
Subtotal financial liabilities	12,023	2,013	1,271
Total	12,023	2,013	1,271
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	139,219	149,880	87,087
Subtotal financial liabilities	139,219	149,880	87,087
Non-financial liabilities	5,874	1,180	511
Total	$ 145,093	$ 151,060	$ 87,598